Label	Element	Value
Central Index Key	dei_EntityCentralIndexKey	0001027596
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2015
Registrant Name	dei_EntityRegistrantName	ADVISORS SERIES TRUST
Amendment Flag	dei_AmendmentFlag	false
Document Type	dei_DocumentType	485BPOS
Document Creation Date	dei_DocumentCreationDate	Jun. 25, 2015
Document Effective Date	dei_DocumentEffectiveDate	Jun. 28, 2015
Pzena Mid Cap Focused Value Fund | Investor Class (Pzena Mid Cap Focused Value Fund)
Trading Symbol	dei_TradingSymbol	PZVMX
Pzena Mid Cap Focused Value Fund | Institutional Class (Pzena Mid Cap Focused Value Fund)
Trading Symbol	dei_TradingSymbol	PZIMX
Pzena Emerging Markets Focused Value Fund | Investor Class (Pzena Emerging Markets Focused Value Fund)
Trading Symbol	dei_TradingSymbol	PZVEX
Pzena Emerging Markets Focused Value Fund | Institutional Class (Pzena Emerging Markets Focused Value Fund)
Trading Symbol	dei_TradingSymbol	PZIEX
Pzena Long/Short Value Fund | Investor Class (Pzena Long/Short Value Fund)
Trading Symbol	dei_TradingSymbol	PZVLX
Pzena Long/Short Value Fund | Institutional Class (Pzena Long/Short Value Fund)
Trading Symbol	dei_TradingSymbol	PZILX